Debt Obligations - Schedule of Debt Obligations (Details) - USD ($)		Jun. 30, 2019		Dec. 31, 2018		Dec. 31, 2017
Convertible Debt Obligations [Line Items]
Interest				$ 52,209		$ 113,679
Total				1,143,995
2010 Debt Obligations [Mermber]
Convertible Debt Obligations [Line Items]
Principal
Interest	[1]	293,459		279,735
Total		293,459		279,735
2017 Notes [Member]
Convertible Debt Obligations [Line Items]
Principal		1,170,354		1,251,854
Interest	[1]	120,216		75,013
Total		1,290,570		1,326,867
Gaucho Notes [Member]
Convertible Debt Obligations [Line Items]
Principal		150,000		1,480,800
Interest		1,987	[1]	18,787	[2]		[2]
Total		151,987		1,499,587
Total Debt Obligations [Member]
Convertible Debt Obligations [Line Items]
Principal		1,320,354		2,732,654		20,000
Interest		415,662	[1]	373,535	[2]	$ 255,481	[2]
Total		$ 1,736,016		$ 3,106,189

[1]	Accrued interest is included as a component of accrued expenses on the accompanying condensed consolidated balance sheets (see Note 6 - Accrued Expenses).
[2]	Accrued interest is included as a component of accrued expenses on the consolidated balance sheets. (See Note 9 - Accrued Expenses)